Supplement dated June 14, 2011 to the Prospectus and SAI listed below, as supplemented

Prospectus
	Material	SAI Material	Prospectus/SAI
Fund	Number	Number	Effective Date

Columbia Variable Portfolio-Emerging Markets Opportunity Fund	S-6466-99 AF	S-6466-20 AF	April 29, 2011

This supplement supersedes the supplement dated May 10, 2011 for the above-referenced Fund.

For the Prospectus

Effective May 10, 2011, the information in the “Summary of Columbia VP — Emerging Markets Opportunity Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since

Irina Miklavchich, CFA	Co-Portfolio Manager	May 2011
Vanessa Donegan	Co-Portfolio Manager	Sept. 2010
Rafael Polatinsky, CFA	Deputy Portfolio Manager	Sept. 2010

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the “More Information About the Funds” section of the Fund’s prospectus under the caption “Portfolio Management” is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Irina Miklavchich, CFA, Co-Portfolio Manager

•	Co-Managed the Fund since May, 2011
•	Joined Threadneedle in February 2011 as a senior fund manager on emerging market equities.
•	Began investment career in 2003.
•	Diploma in international economics from the Moscow Institute of International Relations; MBA from INSEAD in France.

Vanessa Donegan, Co-Portfolio Manager

•	Co-Managed the Fund since Sept. 2010.
•	Head of Asia and Global Emerging Markets Equities.
•	Joined Threadneedle in 1994 as Executive Director.
•	Began investment career in 1981.
•	BA, Oxford University.

Rafael Polatinsky, CFA, Deputy Portfolio Manager

•	Co-Managed the Fund since Sept. 2010.
•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.
•	Began investment career in 2004 as Investment Adviser with WestLB.
•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The rest of this section remains the same.

For the SAI

Effective May 10, 2011, Table 15. Portfolio Managers, is revised as:

Reporting provided as of Dec. 31, 2010, unless otherwise noted:

Other Accounts Managed (excluding the fund)
					Ownership	Potential
		Number and type	Approximate	Performance	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account(a)	Total Net Assets	Based Accounts(b)	Shares(c)	of Interest	Compensation
Emerging	Threadneedle:

Markets	Irina Miklavchich(d)	1 other account	$191.52 million	None

Opportunity	Vanessa Donegan	2 RICs	$1.29 billion		None	(2)	(13)
		6 PIVs	$2.64 billion
		15 other accounts	$5.19 billion	2 RICs ($1.29 B)

	Rafael Polatinsky	2 RICs	$1.29 billion
		5 PIVs	$564.21 million
		3 other accounts	$603.52 million

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d)	The portfolio manager began managing the fund effective May 10, 2011; reporting information is provided as of March 31, 2011.

The rest of this section remains the same.

S-6466-158 A (6/11)